UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.


1.    Name and address of issuer:    USAA INVESTMENT TRUST
                                     10750 Robert F. McDermott Freeway
                                     San Antonio, Texas  78288

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         |X|

3.    Investment Company Act File Number:   811-4019

      Securities Act File Number:           2-91069

4(a). Last day of fiscal year for which this Form is filed:  May 31, 2001

4(b). Check box if this  Form is  being  filed late (i.e., more than 90 calendar days  after  the  end  of  the  issuer's  fiscal  year).  (See Instruction
      A.2):   Not Applicable

4(c). Check  box  if this is  the last time the issuer will be filing this Form:
      Not Applicable

5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                     $  1,166,437,546

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                  $1,258,023,883

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used
            to reduce registration fees
            payable to the Commission:        $  134,888,365
                                              --------------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii):                                          - $  1,392,912,248
                                                               ----------------

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv)[subtract
            Item 5(iv) from Item 5(i)]:                        $   (226,474,702)

      -------------------------------------------------------
      (vi)  Redemption credits available      $  226,474,702
            for use in future years -- if
            Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:
      -------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                            x         0.000250
                                                               ----------------

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                           =                0
                                                               ================

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.    Interest due -- if  this  Form  is being filed more than 90 days after the
      end  of  the  issuer's   fiscal  year  (see   Instruction   D):

                                                             + $            n/a
                                                               ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $              0
                                                               ================

9.    Date  the  registration fee  and  any  interest payment  was  sent  to the
      Commission's lockbox depository:   n/a
                                       ------------------
            Method of Delivery:

                                    Wire Transfer
                               ----
                                    Mail or other means
                               ----

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* \s\ David M. Holmes
                                ----------------------------

                                David M. Holmes, Treasurer
                                ----------------------------

      Date  July 18, 2001
            -------------------

  * Please print the name and title of the signing officer below the signature.